IFRS 7 Disclosure - Market Risk - Summary Total Trading Value at Risk (VaR) (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	$ 8.2	$ 2.1
Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	12.8	24.0
Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	0.8	1.0
Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	30.0	23.0
Risk diversification effect [member]
Market Risk [Line Items]
Market risk VaR	(25.9)	(17.6)
Market risk [member]
Market Risk [Line Items]
Market risk VaR	25.9	32.5
Average [Member] | Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	8.0	3.8
Average [Member] | Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	20.1	16.1
Average [Member] | Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	1.8	1.2
Average [Member] | Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	28.2	30.8
Average [Member] | Risk diversification effect [member]
Market Risk [Line Items]
Market risk VaR	(21.1)	(19.7)
Average [Member] | Market risk [member]
Market Risk [Line Items]
Market risk VaR	37.0	32.2
Top of range [member] | Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	16.1	5.4
Top of range [member] | Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	35.7	24.0
Top of range [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	5.1	2.9
Top of range [member] | Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	41.9	44.7
Top of range [member] | Market risk [member]
Market Risk [Line Items]
Market risk VaR	48.1	45.5
Bottom of range [member] | Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	2.0	2.0
Bottom of range [member] | Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	11.7	8.1
Bottom of range [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	0.8	0.4
Bottom of range [member] | Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	21.4	22.1
Bottom of range [member] | Market risk [member]
Market Risk [Line Items]
Market risk VaR	$ 25.9	$ 23.1